Income and Expenses - Other Operating Expense (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Income And Expenses [Line Items]
Other operating expenses	€ 407.0	€ 94.4	€ 2.4
Loss on derivative instruments at fair value through profit or loss
Disclosure Of Income And Expenses [Line Items]
Other operating expenses	385.5	86.3	0.0
Other
Disclosure Of Income And Expenses [Line Items]
Other operating expenses	€ 21.5	€ 8.1	€ 2.4